LVIP Delaware Mid Cap Value Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.49%
Airlines–0.87%
†Southwest Airlines Co.	232,900	$ 7,182,636
		7,182,636
Auto Components–0.70%
†Aptiv PLC	74,300	5,811,003
		5,811,003
Banks–7.60%
East West Bancorp, Inc.	217,950	14,633,163
Hancock Whitney Corp.	229,150	10,497,361
KeyCorp	726,050	11,631,321
Signature Bank	48,000	7,248,000
Synovus Financial Corp.	251,450	9,431,890
Western Alliance Bancorp	140,800	9,256,192
		62,697,927
Building Products–0.90%
Johnson Controls International PLC	150,395	7,402,442
		7,402,442
Capital Markets–3.30%
Affiliated Managers Group, Inc.	61,550	6,884,367
Raymond James Financial, Inc.	139,025	13,738,450
State Street Corp.	109,250	6,643,493
		27,266,310
Chemicals–2.33%
Celanese Corp.	67,050	6,057,297
Huntsman Corp.	376,150	9,230,721
Olin Corp.	91,600	3,927,808
		19,215,826
Communications Equipment–1.00%
†Ciena Corp.	205,200	8,296,236
		8,296,236
Construction & Engineering–4.16%
AECOM	174,150	11,906,636
MDU Resources Group, Inc.	269,600	7,373,560
Quanta Services, Inc.	117,890	15,018,007
		34,298,203
Construction Materials–0.70%
Vulcan Materials Co.	36,700	5,787,957
		5,787,957
Consumer Finance–2.49%
Ally Financial, Inc.	350,300	9,748,849
Synchrony Financial	384,700	10,844,693
		20,593,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–2.97%
†Berry Global Group, Inc.	194,932	$ 9,070,186
Crown Holdings, Inc.	79,950	6,478,348
Graphic Packaging Holding Co.	452,700	8,936,298
		24,484,832
Diversified Consumer Services–0.61%
Service Corp. International	86,600	5,000,284
		5,000,284
Electric Utilities–3.65%
Edison International	148,300	8,390,814
NRG Energy, Inc.	319,100	12,211,957
Xcel Energy, Inc.	148,700	9,516,800
		30,119,571
Electrical Equipment–2.08%
AMETEK, Inc.	67,050	7,604,140
Regal Rexnord Corp.	68,050	9,551,498
		17,155,638
Electronic Equipment, Instruments & Components–2.39%
†Flex Ltd.	627,641	10,456,499
†Keysight Technologies, Inc.	58,900	9,268,504
		19,725,003
Equity Real Estate Investment Trusts–7.18%
Apartment Income REIT Corp.	219,859	8,490,955
Brandywine Realty Trust	534,650	3,608,888
Host Hotels & Resorts, Inc.	315,550	5,010,934
Kimco Realty Corp.	469,400	8,641,654
Life Storage, Inc.	87,500	9,691,500
Outfront Media, Inc.	343,750	5,221,562
Spirit Realty Capital, Inc.	252,950	9,146,672
VICI Properties, Inc.	315,030	9,403,645
		59,215,810
Food & Staples Retailing–0.57%
†U.S. Foods Holding Corp.	178,700	4,724,828
		4,724,828
Food Products–3.31%
Campbell Soup Co.	128,950	6,076,124
Conagra Brands, Inc.	206,550	6,739,726
Kellogg Co.	124,150	8,648,289
Tyson Foods, Inc. Class A	88,950	5,864,474
		27,328,613
Health Care Equipment & Supplies–2.51%
STERIS PLC	33,800	5,620,264
Teleflex, Inc.	29,000	5,842,340
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	88,150	$ 9,216,082
		20,678,686
Health Care Providers & Services–2.31%
AmerisourceBergen Corp.	76,400	10,339,212
Quest Diagnostics, Inc.	71,200	8,735,528
		19,074,740
Hotels, Restaurants & Leisure–2.30%
Darden Restaurants, Inc.	62,650	7,913,948
Marriott International, Inc. Class A	79,040	11,076,666
		18,990,614
Household Durables–1.35%
DR Horton, Inc.	165,983	11,178,955
		11,178,955
Insurance–6.84%
Allstate Corp.	99,650	12,409,414
Assurant, Inc.	45,950	6,675,157
Globe Life, Inc.	89,400	8,913,180
Hartford Financial Services Group, Inc.	240,100	14,871,794
Reinsurance Group of America, Inc.	108,000	13,587,480
		56,457,025
IT Services–1.94%
†Akamai Technologies, Inc.	83,300	6,690,656
Concentrix Corp.	49,100	5,481,033
†Fiserv, Inc.	40,750	3,812,977
		15,984,666
Leisure Products–1.60%
Hasbro, Inc.	103,650	6,988,083
Polaris, Inc.	65,400	6,255,510
		13,243,593
Life Sciences Tools & Services–1.64%
Agilent Technologies, Inc.	79,400	9,651,070
†Syneos Health, Inc.	83,050	3,915,808
		13,566,878
Machinery–2.35%
†Gates Industrial Corp. PLC	425,200	4,149,952
ITT, Inc.	133,100	8,696,754
Oshkosh Corp.	92,700	6,515,883
		19,362,589
Marine–0.63%
†Kirby Corp.	85,000	5,165,450
		5,165,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.85%
Nexstar Media Group, Inc. Class A	42,000	$ 7,007,700
		7,007,700
Metals & Mining–0.91%
Alcoa Corp.	107,300	3,611,718
Newmont Corp.	92,400	3,883,572
		7,495,290
Multiline Retail–1.14%
†Dollar Tree, Inc.	69,100	9,404,510
		9,404,510
Multi-Utilities–3.56%
CMS Energy Corp.	171,000	9,959,040
Public Service Enterprise Group, Inc.	201,950	11,355,648
WEC Energy Group, Inc.	89,750	8,026,343
		29,341,031
Oil, Gas & Consumable Fuels–6.79%
Coterra Energy, Inc.	327,700	8,559,524
Devon Energy Corp.	147,080	8,843,920
Hess Corp.	170,800	18,615,492
Marathon Oil Corp.	578,100	13,053,498
Valero Energy Corp.	65,000	6,945,250
		56,017,684
Paper & Forest Products–0.72%
Louisiana-Pacific Corp.	116,650	5,971,314
		5,971,314
Professional Services–3.39%
†CACI International, Inc. Class A	31,150	8,132,019
KBR, Inc.	369,820	15,983,620
ManpowerGroup, Inc.	59,350	3,839,352
		27,954,991
Road & Rail–0.79%
JB Hunt Transport Services, Inc.	41,800	6,538,356
		6,538,356
Semiconductors & Semiconductor Equipment–3.06%
†ON Semiconductor Corp.	158,350	9,869,955
†Qorvo, Inc.	79,950	6,348,830
Teradyne, Inc.	119,900	9,010,485
		25,229,270
Software–1.72%
†Synopsys, Inc.	46,450	14,190,940
		14,190,940

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.92%
†AutoZone, Inc.	4,400	$ 9,424,492
Ross Stores, Inc.	76,050	6,408,734
		15,833,226
Textiles, Apparel & Luxury Goods–0.58%
†Capri Holdings Ltd.	124,350	4,780,014
		4,780,014
Trading Companies & Distributors–2.78%
†United Rentals, Inc.	25,550	6,901,566
†WESCO International, Inc.	134,100	16,008,858
		22,910,424
Total Common Stock (Cost $599,544,124)		812,684,607

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.43%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	11,801,010	$ 11,801,010
Total Money Market Fund (Cost $11,801,010)		11,801,010

TOTAL INVESTMENTS–99.92% (Cost $611,345,134)	824,485,617
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	664,755
NET ASSETS APPLICABLE TO 22,798,477 SHARES OUTSTANDING–100.00%	$825,150,372

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$812,684,607	$—	$—	$812,684,607
Money Market Fund	11,801,010	—	—	11,801,010
Total Investments	$824,485,617	$—	$—	$824,485,617
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–4